Income Tax (Schedule of Deferred Tax Assets and Liabilities Recognized) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability)	₪ (131)	₪ (117)
Changes recognized in profit or loss	21	(14)
Changes recognized in equity	10
Changes recognized in other comprehensive income	1
Balance of deferred tax asset (liability)	(99)	(131)
Deferred tax asset	104	74
Offset of balances	(104)	(74)
Deferred tax asset in the consolidated statements of financial position as at December 31, 2018
Deferred tax liability	(203)	(205)
Offset of balances	104	74
Deferred tax liability in the consolidated statements of financial position as at December 31, 2018	(99)	(131)
Allowance for doubtful debts [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability)	43	43
Changes recognized in profit or loss	(1)
Changes recognized in equity	3
Changes recognized in other comprehensive income
Balance of deferred tax asset (liability)	45	43
Deferred tax asset	45	43
Deferred tax liability
Property, plant and equipment and intangible assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability)	(197)	(184)
Changes recognized in profit or loss	1	(13)
Changes recognized in equity
Changes recognized in other comprehensive income
Balance of deferred tax asset (liability)	(196)	(197)
Deferred tax asset	5	5
Deferred tax liability	(201)	(202)
Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability)	23	24
Changes recognized in profit or loss	4	(1)
Changes recognized in equity	7
Changes recognized in other comprehensive income	1
Balance of deferred tax asset (liability)	35	23
Deferred tax asset	37	26
Deferred tax liability	(2)	(3)
Carry forward tax deductions and losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability)
Changes recognized in profit or loss	17
Changes recognized in equity
Changes recognized in other comprehensive income
Balance of deferred tax asset (liability)	17
Deferred tax asset	17
Deferred tax liability